FINANCE COSTS—NET (Tables)	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Schedule of Finance Costs—Net

	Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	2021	2020	2021	2020
Interest expense on borrowings (A)	(26)	(32)	(56)	(64)
Interest expense on leases	(2)	(2)	(5)	(5)
Interest cost on pension and other benefits	(2)	(3)	(4)	(6)
Expenses on factoring arrangements	(2)	(3)	(4)	(6)
Net loss on settlement of debt (B)	(6)	—	(23)	—
Realized and unrealized (losses) / gains on debt derivatives at fair value (C)	(15)	(7)	—	1
Realized and unrealized exchange gains / (losses) on financing activities - net (C)	16	8	—	(3)
Other finance expenses	(1)	(4)	(1)	(5)
Capitalized borrowing costs (D)	1	1	1	1
Finance expenses	(37)	(42)	(92)	(87)
Finance costs - net	(37)	(42)	(92)	(87)
(A)For the six months ended June 30, 2021, interest expense on borrowings included €50 million of interest and €2 million of amortization of arrangement fees related to Constellium SE Senior Notes. For the six months ended June 30, 2020, it included €57 million of interest and €3 million of amortization of arrangement fees related to Constellium SE Senior Notes.
(B)On February 24, 2021, Constellium SE tendered and redeemed its $650 million 6.625% Senior Notes due 2025. The net loss on the settlement of debt included redemption fees of €9 million and the write‐off of the outstanding balance of deferred arrangement fees at the date of redemption for €8 million. On June 2, 2021, Constellium SE redeemed its $400 million 5.750% Senior Notes due 2024. The net loss on the settlement of debt included redemption fees of €3 million and the write‐off of the outstanding balance of deferred arrangement fees at the date of redemption for €3 million.
(C)The Group hedges the dollar exposure, relating to the principal of its Constellium SE U.S. Dollar Senior Notes, for the portion that has not been used to finance directly or indirectly U.S. Dollar functional currency entities. Changes in the fair value of these hedging derivatives are recognized within Finance costs – net in the Interim Income Statement and largely offset the unrealized results related to Constellium SE U.S. Dollar Senior Notes revaluation.
(D)Borrowing costs directly attributable to the construction of assets are capitalized. The capitalization rate was 5% and 6% for the six months ended June 30, 2021 and 2020, respectively.